GE Dealer Floorplan Master Note Trust

2013-1

Payment Date:	9/20/2013
Collection Period Ended:	8/31/2013
Closing Date:	4/30/2013
Next Payment Date:	10/21/2013
Expected Principal Payment Date:	4/20/2016
Final Maturity Date:	4/20/2018

				Note Payment Detail
					Principal	Interest	Total Principal
					Payment	Payment	and Interest
Class	CUSIP	Interest Rate	Original Balance	Beginning Balance	Amount	Amount	Amount	Ending Balance
A	36159L CF1	0.58406%	500,000,000.00	500,000,000.00	0.00	251,470.28	251,470.28	500,000,000.00
B	36159L CG9	0.93406%	10,527,000.00	10,527,000.00	0.00	8,467.18	8,467.18	10,527,000.00
C	36159L CH7	1.93406%	15,790,000.00	15,790,000.00	0.00	26,297.31	26,297.31	15,790,000.00

TOTALS			526,317,000.00	526,317,000.00	0.00	286,234.77	286,234.77	526,317,000.00

Combined Outstanding Principal Balance
Beginning Combined Outstanding Principal Balance	6,903,715,652.93
New Volume	2,361,012,773.09
Principal Collections	2,445,142,274.04
Default Amount	497,211.57
Ending Combined Outstanding Principal Balance	6,819,088,940.41

Aggregate Principal Receivables
Ending Combined Outstanding Principal Balance	6,819,088,940.41
Adjustment for charged-off Receivables	6,840,874.90
Aggregate Principal Receivables	6,812,248,065.51

Overconcentrations
Product Line Overconcentrations	0.00
Dealer Overconcentrations	0.00
Manufacturer Overconcentrations	0.00

Discount Factor	0.00%

Collections		Total	Overconcentrations	Net of Overconcentrations
	Principal Collections	2,445,142,274.04	0.00	2,445,142,274.04
	Non Principal Collections	43,613,627.97	0.00	43,613,627.97
	Total Collections	2,488,755,902.01	0.00	2,488,755,902.01
Defaults
	Default Amount	497,211.57	0.00	497,211.57

Asset Performance
	Annualized Yield			7.34%
	Monthly Payment Rate			35.42%
	Default Rate			0.09%

GE Dealer Floorplan Master Note Trust

2013-1

Payment Date:	9/20/2013
Collection Period Ended:	8/31/2013
Closing Date:	4/30/2013
Next Payment Date:	10/21/2013
Expected Principal Payment Date:	4/20/2016
Final Maturity Date:	4/20/2018

Series Allocations

Allocation Percentage for Non Principal Collections and Default Amount			8.01%
Allocation Percentage for Principal Collections			8.01%
Non Principal Collections Allocated to Series			3,495,197.70
Principal Collections Allocated to Series			195,953,789.17
Default Amount Allocated to Series			39,846.55

Application of Available Non Principal Collections

Non Principal Collections Allocated to Series			3,495,197.70
Investment Earnings in Series Accounts			112.65
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfall for Series			0.00
Available Non Principal Collections Allocated to Series			3,495,310.35

(i)	(A)	Amount to Indenture Trustee	1,000.00
	(B)	Amount to Trustee	0.00
	(C)	Amount to Administrator	42.85
	(D)	Amount to Custodian	0.00

(ii)	Noteholder Servicing Fee		921,055.00
	Unpaid Servicer Advances and interest thereon		0.00

(iii)	Class A Monthly Interest		251,470.28
(iv)	Class B Monthly Interest		8,467.18
(v)	Class C Monthly Interest		26,297.31

(vi)	Investor Default Amount (treated as Available Principal Collections)		39,846.55
(vii)	Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections		0.00

(viii)	Amount Required to be Deposited to the Reserve Account		0.00

(ix)	Remaining Amounts due to Indenture Trustee, Trustee, Administrator, and Custodian		0.00
	Indenture Trustee 0.00, Trustee 0.00, Administrator 0.00, Custodian 0.00

(x)	Amounts otherwise required to be Deposited to Principal Account		0.00
(xi)	(If Early Amortization Period has not occurred)		2,247,131.18
	Release to Issuer to make required yield payments on the Principal Overcollateralization Amount

GE Dealer Floorplan Master Note Trust

2013-1

Payment Date:	9/20/2013
Collection Period Ended:	8/31/2013
Closing Date:	4/30/2013
Next Payment Date:	10/21/2013
Expected Principal Payment Date:	4/20/2016
Final Maturity Date:	4/20/2018

Excess Non Principal Collections for Series 2008-A	3,070,494.36
Excess Non Principal Collections for Series 2010-B	2,004,434.66
Excess Non Principal Collections for Series 2011-1	1,624,905.07
Excess Non Principal Collections for Series 2011-A	1,395,424.24
Excess Non Principal Collections for Series 2012-1	3,067,008.64
Excess Non Principal Collections for Series 2012-2	3,005,486.74
Excess Non Principal Collections for Series 2012-3	2,552,271.59
Excess Non Principal Collections for Series 2012-4	2,602,034.98
Excess Non Principal Collections for Series 2013-1	2,112,659.45
Excess Non Principal Collections for Series 2013-A	0.00
Excess Non Principal Collections for Series 2013-B	0.00
Excess Non Principal Collections for Series 2013-VFN-1	1,489,481.59
Excess Non Principal Collections for Series 2013-VFN-2	1,311,195.70
Total Excess Non Principal Collections	24,235,397.02

Non Principal Shortfalls for Series 2008-A	0.00
Non Principal Shortfalls for Series 2010-B	0.00
Non Principal Shortfalls for Series 2011-1	0.00
Non Principal Shortfalls for Series 2011-A	0.00
Non Principal Shortfalls for Series 2012-1	0.00
Non Principal Shortfalls for Series 2012-2	0.00
Non Principal Shortfalls for Series 2012-3	0.00
Non Principal Shortfalls for Series 2012-4	0.00
Non Principal Shortfalls for Series 2013-1	0.00
Non Principal Shortfalls for Series 2013-A	0.00
Non Principal Shortfalls for Series 2013-B	0.00
Non Principal Shortfalls for Series 2013-VFN-1	0.00
Non Principal Shortfalls for Series 2013-VFN-2	0.00
Total Non Principal Shortfalls	0.00

GE Dealer Floorplan Master Note Trust

2013-1

Payment Date:	9/20/2013
Collection Period Ended:	8/31/2013
Closing Date:	4/30/2013
Next Payment Date:	10/21/2013
Expected Principal Payment Date:	4/20/2016
Final Maturity Date:	4/20/2018

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2008-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2010-B	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2011-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2011-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-3	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-4	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-B	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-VFN-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-VFN-2	0.00
Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00
Released to Transferor	24,235,397.02

GE Dealer Floorplan Master Note Trust

2013-1

Payment Date:	9/20/2013
Collection Period Ended:	8/31/2013
Closing Date:	4/30/2013
Next Payment Date:	10/21/2013
Expected Principal Payment Date:	4/20/2016
Final Maturity Date:	4/20/2018

Application of Available Principal Collections
Revolving Period
Principal Collections Allocated to Series	195,953,789.17
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	39,846.55
Available Principal Collections Treated as Shared Principal Collections	195,993,635.72

Controlled Accumulation Period
Principal Collections Allocated to Series	0.00
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
Aggregate Shared Principal Collections applied to Principal Shortfall for Series	0.00

(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited to Distribution Account and paid to Noteholders:	0.00
Class A 0.00, Class B 0.00, Class C 0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections	0.00

Early Amortization Period
Principal Collections Allocated to Series	0.00
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
Aggregate Shared Principal Collections applied to Principal Shortfall for Series	0.00

(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited to Distribution Account and paid to Noteholders:	0.00
Class A 0.00, Class B 0.00, Class C 0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections	0.00

GE Dealer Floorplan Master Note Trust

2013-1

Payment Date:	9/20/2013
Collection Period Ended:	8/31/2013
Closing Date:	4/30/2013
Next Payment Date:	10/21/2013
Expected Principal Payment Date:	4/20/2016
Final Maturity Date:	4/20/2018

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	2,152,357,286.70
Aggregate Principal Shortfall for Principal Sharing Series	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2008-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2010-B	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2011-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2011-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-3	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-4	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-B	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-VFN-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-VFN-2	0.00
Amount Deposited into the Excess Funding Account	0.00
Released to Issuer	2,152,357,286.70

Credit Enhancement (Series Level)

Required Reserve Account

Required Reserve Account Percentage	2.50%
Note Principal Balance	526,317,000.00
Required Reserve Account Amount	13,157,925.00

Reserve Account Investment Earnings	111.91
Beginning Reserve Account Amount	13,157,925.00
Reserve Account Deposits	0.00
Reserve Account Withdrawals	0.00
Ending Reserve Account Amount	13,157,925.00

Reserve Account Deficiency	0.00

Principal Overcollateralization Amount	26,316,000.00

GE Dealer Floorplan Master Note Trust

2013-1

Payment Date:	9/20/2013
Collection Period Ended:	8/31/2013
Closing Date:	4/30/2013
Next Payment Date:	10/21/2013
Expected Principal Payment Date:	4/20/2016
Final Maturity Date:	4/20/2018

Non Principal Account (Series Level Account)
Beginning Balance		0.00
Deposits		421,706.50
Disbursements		421,706.50
Ending Balance		0.00

Principal Account (Series Level Account)
Principal Account Investment Earnings		0.00
Beginning Balance		0.00
Deposits		0.00
Disbursements		0.00
Ending Balance		0.00

Free Equity Amount (Trust Level)
Note Trust Principal Balance		6,812,248,065.51
Note Principal Balance	6,357,894,574.00
Principal Overcollateralization Amount	318,889,390.00
Excess Investor Charge-offs & Reallocated Principal Collections	0.00
Aggregate Collateral Amount for all Series of Notes outstanding		6,676,783,964.00
VFN Optional Amortization Amount / Additional Advance		-378,865,979.00

Free Equity Amount		135,464,101.51

Minimum Free Equity Percentage		0.00%
Total Overconcentration		0.00
Minimum Free Equity Amount		0.00

Excess Funding Account (Trust Level Account)
Excess Funding Account Investment Earnings		0.00
Beginning Balance		0.00
Deposits		0.00
Disbursements		0.00
Ending Balance		0.00

GE Dealer Floorplan Master Note Trust

2013-1

Payment Date:	9/20/2013
Collection Period Ended:	8/31/2013
Closing Date:	4/30/2013
Next Payment Date:	10/21/2013
Expected Principal Payment Date:	4/20/2016
Final Maturity Date:	4/20/2018

Summary of Allocation of Collections
Total Principal Collections	2,445,142,274.04
Principal Collections Allocated to Series 2008-A	293,937,952.69
Principal Collections Allocated to Series 2010-B	195,953,289.21
Principal Collections Allocated to Series 2011-1	156,762,676.76
Principal Collections Allocated to Series 2011-A	133,590,872.86
Principal Collections Allocated to Series 2012-1	293,930,329.18
Principal Collections Allocated to Series 2012-2	293,930,151.89
Principal Collections Allocated to Series 2012-3	235,144,334.26
Principal Collections Allocated to Series 2012-4	235,144,334.26
Principal Collections Allocated to Series 2013-1	195,953,789.17
Principal Collections Allocated to Series 2013-A	0.00
Principal Collections Allocated to Series 2013-B	0.00
Principal Collections Allocated to Series 2013-VFN-1	134,339,107.82
Principal Collections Allocated to Series 2013-VFN-2	117,571,970.69
Principal Collections Not Allocated to Any Series and Released to Issuer	158,883,465.25

Total Non Principal Collections	43,613,627.97
Non Principal Collections Allocated to Series 2008-A	5,242,926.21
Non Principal Collections Allocated to Series 2010-B	3,495,188.79
Non Principal Collections Allocated to Series 2011-1	2,796,151.84
Non Principal Collections Allocated to Series 2011-A	2,382,839.92
Non Principal Collections Allocated to Series 2012-1	5,242,790.23
Non Principal Collections Allocated to Series 2012-2	5,242,787.07
Non Principal Collections Allocated to Series 2012-3	4,194,233.45
Non Principal Collections Allocated to Series 2012-4	4,194,233.45
Non Principal Collections Allocated to Series 2013-1	3,495,197.70
Non Principal Collections Allocated to Series 2013-A	0.00
Non Principal Collections Allocated to Series 2013-B	0.00
Non Principal Collections Allocated to Series 2013-VFN-1	2,396,186.08
Non Principal Collections Allocated to Series 2013-VFN-2	2,097,113.22
Non Principal Collections Not Allocated to Any Series and Released to Issuer	2,833,980.01

GE Dealer Floorplan Master Note Trust

2013-1

Payment Date:	9/20/2013
Collection Period Ended:	8/31/2013
Closing Date:	4/30/2013
Next Payment Date:	10/21/2013
Expected Principal Payment Date:	4/20/2016
Final Maturity Date:	4/20/2018

Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?		No

(2) Are there any material breaches of pool of assets representations and warranties or covenants?		No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?		No

(4) Has the master servicer made any Servicer Advances during the previous collection period?		No

(5) Has an Early Amortization Event occurred?		No

(6) Have any Payment Rate Triggers been met?		No

Current Month's Payment Rate	35.42%
Prior Month's Payment Rate	37.58%
Second Prior Month's Payment Rate	34.77%
3 Month Average Monthly Payment Rate	35.92%

(7) Has the Default Rate Trigger been met?		No

Current Month's Default Rate	0.09%
Prior Month's Default Rate	0.13%
Second Prior Month's Default Rate	0.34%
3 Month Average Default Rate	0.19%

(8) Is Reserve Account balance less than Reserve Account trigger?		No

Reserve Account balance	13,157,925.00
(A) Required Reserve Account Percentage minus 0.25%	2.25%
times (B) Note Principal Balance	526,317,000.00
Reserve Account trigger	11,842,132.50

(9) Is the sum of all investments held in trust accounts of the Issuer more than 50% of the assets of the Issuer on each of 6 or more consecutive monthly determination dates?		No
Current Month	2.25%

(10) Have any new series been issued during the related monthly collection period?		No

(11) Have any account additions or account removals (other than Inactive Accounts) occurred during the related monthly collection period?		No
Number of accounts added / (removed) :	0
Outstanding balance of Principal Receivables in such added / (removed) accounts:	0

GE Dealer Floorplan Master Note Trust

2013-1

Payment Date:	9/20/2013
Collection Period Ended:	8/31/2013
Closing Date:	4/30/2013
Next Payment Date:	10/21/2013
Expected Principal Payment Date:	4/20/2016
Final Maturity Date:	4/20/2018

Delinquency

	Amount	Percentage of Total
Days Outstanding	(Dollars in Millions)	Receivables Outstanding
31-60	9.3	0.14%
61-90	3.7	0.05%
91-120	1.8	0.03%
121-150	1.9	0.03%
151-180	1.8	0.03%
181+	5.1	0.07%
*Total	23.5	0.34%

*Figures may not foot due to rounding

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